Provisions	12 Months Ended
Jun. 30, 2020
Provisions [abstract]
Provisions
20.	Provisions

The following table shows the movements in the Group's provisions for other liabilities:

Labor, legal and other claims		Investments in associates (*)	06.30.20	06.30.19
Balances at the beginning of the year	113,867	323	114,190	124,701
Inflation adjustment	(42,918)	-	(42,918)	(50,349)
Increases (i)	89,137	-	89,137	86,906
Recovery (i)	(36,839)	-	(36,839)	(21,707)
Used during the year	(8,046)	-	(8,046)	(25,222)
Others (*)	-	(323)	(323)	(139)
Balances at the end of the year	115,201	-	115,201	114,190
Non-current			72,184	62,713
Current			43,017	51,477
Total			115,201	114,190

(*)	Corresponds to investments in associates with negative equity. (Note 8)
(i)	The charge to increase and recovery provisions has been charged within the line "Other operating results, net", in the Statement of Comprehensive Income (Note 27).

Included in this item are certain amounts in respect of which the Group has established a provision for legal claims, none of which is considered significant.